Subsequent Events (Details) - USD ($)	Nov. 09, 2022	Oct. 11, 2022	Apr. 01, 2022	Jan. 31, 2022	Jan. 21, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loan				$ 350,000	$ 1,500,000
Additional amount		$ 343,345
Aggregate amount	$ 686,690
Forecast [Member]
Subsequent Events (Details) [Line Items]
Working capital loan			$ 112,500